Debt Obligations (Tables) - StepStone Group LP	12 Months Ended
Mar. 31, 2020
Schedule of Debt Obligations

The Company’s debt obligations consist of the following:

	As of March 31,
	2020	2019
Term Loan B	$147,000	$148,500
Less: Debt issuance costs and discount	(3,856)	(4,648)

Total debt obligations	$143,144	$143,852

Future Principal Payments on Debt Obligations	Future principal payments on debt obligations are as follows:

Fiscal year ending March 31,
2021	$1,500
2022	1,500
2023	1,500
2024	1,500
2025	141,000

Total	$147,000